LEASES (Details 1)	Jun. 30, 2025	Dec. 31, 2024
Leases [Abstract]
Weighted-average remaining lease term	5 years 10 months 24 days	5 years 2 months 12 days
Weighted-average discount rate	3.90%	4.20%